Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	3,000,000,000	3,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	19,960,521	2,460,521
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	300,000,000	300,000,000
Ordinary shares, shares issued (in Shares)	[1]	71,574	71,574

[1]	On March 3, 2026, the Company’s shareholders approved a share capital reorganization by special resolution, which included a subdivision of each authorized but unissued Class A and Class B ordinary share of US$1.875 par value into 187,500 shares of US$0.00001 par value each, a reduction of the par value of each issued and outstanding share from US$1.875 to US$0.00001, and a cancellation of unissued shares. Following the reorganization, the Company also increased its authorized share capital from US$32,096 to US$33,000, resulting in an authorized share capital of US$33,000 divided into 3,000,000,000 Class A ordinary shares of US$0.00001 par value each and 300,000,000 Class B ordinary shares of US$0.00001 par value each.